Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments and Financial Risk Management [Abstract]
Summary of financial assets and liabilities measured at fair value
	December 31
	2018			2017
	Level 1	Level 3	Total	Level 3	Total
	USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,504	444	1,948	1,028	1,028
Unrecognized Day 1 loss (see note 13)	-	(347)	(347)	(469)	(469)
Warrants, net	1,504	97	1,601	559	559

Summary of financial liability at fair value through profit or loss obligation for warrants
	December 31
	2018			2017
	Standard deviation	Risk-free interest	Fair value (USD thousands)	Standard deviation	Risk-free interest	Fair value (USD thousands)
Warrants issued November 2017	82.62%	1.46%	94	63.47%	0.97%	228
Warrants issued March 2017	91.11%	1.02%	-	66.72%	0.56%	325
Warrants issued December 2016	89.64%	1.18%	3	65.74%	0.70%	6

Summary of level 3 financial instruments

The following table presents the Level 3 instruments roll-forward during 2018:

Warrants
USD in thousands
Opening balance as of January 1, 2018	559
Granted (see note 13(b))	6,681
Exercised	(7,045)
Changes in fair value of warrants issued to investors	(98)
Closing balance as of December 31, 2018	97

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	98

The following table presents the Level 3 instruments roll-forward during 2017:

Warrants
USD in thousands
Opening balance as of January 1, 2017	237
Granted (see note 13(b))	6,041
Exercised	(2,217)
Changes in fair value of warrants issued to investors	(3,502)
Closing balance as of December 31, 2017	559

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	3,502

The following table presents the Level 3 instruments roll-forward during 2016:

Warrants
USD in thousands
Opening balance as of January 1, 2016	9
Granted (see note 13(b))	253
Changes in fair value of warrants issued to investors	(25)
Closing balance as of December 31, 2016	237

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	25